Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

22. Leases

Leases as lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2021	2,892	45	254	3,191
Depreciation charge of the year	(493)	(26)	(132)	(651)
Additions to the right-of-use assets	--	--	132	132
Derecognition of the right-of-use assets	--	--	(15)	(15)
Foreign currency effects	249	--	--	249
Balance at December 31, 2021	2,648	19	239	2,906

Amounts recognized in profit or loss:

	2021	2020	2019

	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	149	167	190
Expenses relating to short-term-leases	--	--	39
Depreciation charge of the year	651	682	765

We had an immaterial amount of low value leases in years 2021 and 2020.

Amounts recognized in statement of cash flows:

	2021	2020	2019

	(€ in thousands)
Total cash outflow for leases	(334)	(412)	(397)

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, voxeljet seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options, if there is a significant event or significant changes in circumstances within its control.

For all existing extension options, voxeljet assessed that the exercise of those is reasonably certain. Therefore, the impact is already included within the lease liabilities.

Leases as lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases. In 2021, voxeljet leased out zero 3D printers (2020: one 3D printer) to customers under operating leases. Beginning December 2021, the Company has leased out office space to a third party in Friedberg, Germany. This lease has been classified as an operating lease. The office space has been leased out under operating leases with rentals payable monthly. Lease income from operating leases where the group is a lessor is recognized in other operating income on a straightline basis over the lease term. Lease payments from the contract do not include any variable lease payments. During the year ended December 31, 2021, lease income amounting to kEUR 9 was recorded in other operating income.

Lease income from operating lease:

	2021	2020	2019
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	106	--	38
1-3 years	212	--	--
3-5 years	203	--	--